Long-term Debt: (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Loan reference interest rate		LIBOR
Repayments of debt		$ 169,229	$ 366,116
Cash and cash equivalents		77,506	$ 83,088	$ 117,819
Restricted cash		$ 29,094		7,422
Debt Instrument, Covenant Compliance		As of June 30, 2020, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes.
Weighted average interest rate		4.13%	5.65%
Loss on debt extinguishment		$ 618	$ 1,619
8.30% 2022 Notes [Member]
Line of Credit Facility [Line Items]
Unamortized debt issuance costs		975		1,179
Long-term Debt [Member]
Line of Credit Facility [Line Items]
Unamortized debt issuance costs		16,500		15,098
Loss on debt extinguishment		24	115
Write off of Deferred Debt Issuance Cost			$ (80)
Cash and Cash Equivalents [Member]
Line of Credit Facility [Line Items]
Cash and cash equivalents		58,000		58,000
Legally restricted [Member]
Line of Credit Facility [Line Items]
Restricted cash		30,114		$ 8,443
Scrubber equipment [Member]
Line of Credit Facility [Line Items]
Remaining borrowing capacity		$ 0
DSF $55.0 Facility [Member]
Line of Credit Facility [Line Items]
Initiation date		Mar. 26, 2020
Maximum borrowing capacity		$ 55,000
Number of loan tranches		2
Vessels provided as collateral		The DSF $55,000 Facility is secured by a first priority mortgage on the two vessels.
Loan reference interest rate		US LIBOR
DSF $55.0 Facility [Member] | Interest Rate Swap [Member]
Line of Credit Facility [Line Items]
Interest rate		0.581%
Derivative, Term of Contract		3 years
Initiation date		July 1, 2020.
DSF $55.0 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 27,500
Amount drawn down	$ 27,500
Number of installments		10
Frequency of payments		semi-annual
Repayment installment		$ 1,058
Balloon installment		16,923
DSF $55.0 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 27,500
Amount drawn down	$ 27,500
Number of installments		10
Frequency of payments		semi-annual
Repayment installment		$ 1,058
Balloon installment		16,923
HSBC Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn down		53,762
Repayments of debt		24,182
Atradius Facility [Member] | Scrubber equipment [Member]
Line of Credit Facility [Line Items]
Amount drawn down		3,331
DNB $310,000 Facility [Member] | Scrubber equipment [Member]
Line of Credit Facility [Line Items]
Amount drawn down		18,798
SEB Facility [Member] | Scrubber equipment [Member]
Line of Credit Facility [Line Items]
Amount drawn down		$ 1,260